Note 21 - Assets Classified as Held for Sale (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 0	$ 4,080	$ 13,530	$ 13,530
ISS Joint Venture [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	50.00%
Percentage of voting equity interests acquired		50.00%
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 0